Note 4 - Investment In Associate - Investments Accounted for Using Equity Method (Details) - CAD ($)		12 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Balance as at March 31, 2024		$ 0
Equity share of loss – 19.95%		(105,760)	$ 0	$ 0
Balance as at March 31, 2025		383,733	0
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Balance as at March 31, 2024		0
Value of shares received on spinout	$ 489,493	489,493
Equity share of loss – 19.95%		(105,760)
Balance as at March 31, 2025		$ 383,733	$ 0